Intangible assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 COP ($)
Intangible assets
Beginning balance	$ 14,714,809
Ending balance	15,648,114
Licenses and software
Intangible assets
Beginning balance	698,038
Ending balance	856,846
Other intangibles
Intangible assets
Beginning balance	713,952
Ending balance	720,710
Concessions and rights
Intangible assets
Beginning balance	11,878,135
Ending balance	12,607,189
Easements
Intangible assets
Beginning balance	1,424,684
Ending balance	1,463,369
Intangible assets
Intangible assets
Beginning balance	14,714,809
Ending balance	15,648,114
Cost | Licenses and software
Intangible assets
Beginning balance	1,659,452
Additions	227,035
Disposals	(5,418)
Foreign currency translation	20,346
Transfers	37,455
Ending balance	1,938,870
Cost | Other intangibles
Intangible assets
Beginning balance	969,855
Additions	1,308
Foreign currency translation	(27,345)
Transfers	(11,293)
Ending balance	932,525
Cost | Concessions and rights
Intangible assets
Beginning balance	13,659,149
Additions	153,958
Foreign currency translation	1,312,475
Transfers	2,050
Ending balance	15,127,632
Cost | Easements
Intangible assets
Beginning balance	1,556,961
Additions	6,924
Disposals	(768)
Foreign currency translation	37,944
Transfers	487
Ending balance	1,601,548
Cost | Intangible assets
Intangible assets
Beginning balance	17,845,417
Additions	389,225
Disposals	(6,186)
Foreign currency translation	1,343,420
Transfers	28,699
Ending balance	19,600,575
Accumulated amortization | Licenses and software
Intangible assets
Beginning balance	(961,414)
Amortization expenses	(112,125)
Disposals	5,239
Foreign currency translation	(13,298)
Transfers	(426)
Ending balance	(1,082,024)
Accumulated amortization | Other intangibles
Intangible assets
Beginning balance	(255,903)
Amortization expenses	(8,636)
Foreign currency translation	50,606
Transfers	2,118
Ending balance	(211,815)
Accumulated amortization | Concessions and rights
Intangible assets
Beginning balance	(1,781,014)
Amortization expenses	(323,053)
Foreign currency translation	(416,376)
Ending balance	(2,520,443)
Accumulated amortization | Easements
Intangible assets
Beginning balance	(132,277)
Amortization expenses	(3,748)
Foreign currency translation	(1,813)
Transfers	(341)
Ending balance	(138,179)
Accumulated amortization | Intangible assets
Intangible assets
Beginning balance	(3,130,608)
Amortization expenses	(447,562)
Disposals	5,239
Foreign currency translation	(380,881)
Transfers	1,351
Ending balance	$ (3,952,461)